Intangible Assets - Summary of Amortization of Intangibles (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	S/ 98,621	S/ 107,499	S/ 112,072
Cost of sales and services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	94,483	101,810	101,378
Administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	S/ 4,138	S/ 5,689	7,293
Discontinued operations [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets			S/ 3,401